Trade and other receivables	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [Abstract]
Disclosure of trade and other receivables [text block]
Note 10
Trade and other
receivables

The trade and other receivables are detailed as follows:

	As of December 31, 2021		As of December 31, 2020
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	187,798,087	-	152,262,513	-
International business operating segment	73,047,039	-	47,024,646	-
Wines operating segment	59,645,896	-	49,402,271	-
Total commercial debtors	320,491,022	-	248,689,430	-
Impairment loss estimate	(5,820,206)	-	(6,323,298)	-
Total commercial debtors - net	314,670,816	-	242,366,132	-
Others accounts receivables (1)	58,324,913	3,801,244	33,021,791	1,860,635
Total other accounts receivable	58,324,913	3,801,244	33,021,791	1,860,635
Total	372,995,729	3,801,244	275,387,923	1,860,635
(1)	In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented.

The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chilean Peso	237,454,591	183,196,543
Argentine Peso	68,951,336	39,900,845
US Dollar	38,729,972	29,115,797
Euro	10,590,738	8,750,745
Unidad de Fomento	4,026,471	1,193,711
Uruguayan Pesos	5,243,169	4,374,350
Paraguayan Guarani	8,056,575	6,739,979
Bolivian	1,527,637	1,464,727
Others currencies	2,216,484	2,511,861
Total	376,796,973	277,248,558
The detail of the accounts receivable maturities as of
December 31, 2021
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	187,798,087	182,192,821	3,474,949	291,779	379,429	1,459,109
International business operating segment	73,047,039	67,503,572	4,478,531	123,302	123,089	818,545
Wines operating segment	59,645,896	54,914,881	4,397,507	277,201	2,039	54,268
Total commercial debtors	320,491,022	304,611,274	12,350,987	692,282	504,557	2,331,922
Impairment loss estimate	(5,820,206)	(3,146,576)	(401,432)	(372,848)	(353,056)	(1,546,294)
Total commercial debtors - net	314,670,816	301,464,698	11,949,555	319,434	151,501	785,628
Others accounts receivables	58,324,913	58,033,614	114,849	176,450	-	-
Total other accounts receivable	58,324,913	58,033,614	114,849	176,450	-	-
Total current	372,995,729	359,498,312	12,064,404	495,884	151,501	785,628
Others accounts receivables	3,801,244	3,801,244	-	-	-	-
Total non-current	3,801,244	3,801,244	-	-	-	-

The detail of the accounts receivable maturities as of
December 31, 2020
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	152,262,513	142,464,783	3,564,538	426,074	4,102,860	1,704,258
International business operating segment	47,024,646	41,271,483	4,421,421	232,540	92,003	1,007,199
Wines operating segment	49,402,271	44,612,286	4,121,263	296,220	281,739	90,763
Total commercial debtors	248,689,430	228,348,552	12,107,222	954,834	4,476,602	2,802,220
Impairment loss estimate	(6,323,298)	(1,030,614)	(415,004)	(252,497)	(2,150,796)	(2,474,387)
Total commercial debtors - net	242,366,132	227,317,938	11,692,218	702,337	2,325,806	327,833
Others accounts receivables	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total other accounts receivable	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total current	275,387,923	260,000,380	11,814,745	887,651	2,338,496	346,651
Others accounts receivables	1,860,635	1,860,635	-	-	-	-
Total non-current	1,860,635	1,860,635	-	-	-	-

The Company markets its products through wholesale customers, retail and supermarket chains. As of
December 31, 2021
, the accounts receivable from the three most important supermarket chains in Chile and Argentina represent 29.6% (33.4% in
2020
) of the total accounts receivable.

As indicated in the Risk management note (See
Note 5 – Risk administration
), for Credit Risk purposes, the Company acquires credit insurance policies to cover approximately 90% and 99% of the significant accounts receivable balances domestic and export, respectively, of the total of the account receivables.
The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

	As of December 31, 2021			As of December 31, 2020
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.13%	362,644,888	(3,146,576)	0.07%	261,030,994	(1,030,614)
0 a 3 months	8.97%	12,465,836	(401,432)	7.89%	12,229,749	(415,004)
3 a 6 months	50.30%	868,732	(372,848)	48.40%	1,140,148	(252,497)
6 a 12 months	100.00%	504,557	(353,056)	100.00%	4,489,292	(2,150,796)
More than 12 months	100.00%	2,331,922	(1,546,294)	100.00%	2,821,038	(2,474,387)
Total		378,815,935	(5,820,206)		281,711,221	(6,323,298)

The percentage of impairment determined for the portfolio in each court may differ from the direct application of the previously presented parameters because these percentages are applied to the uncovered portfolio of credit insurance that the Company takes. Past due balances over 6 months and for which no estimates have been made for impairment losses, correspond mainly to items protected by credit insurance. Additionally, there are expired amounts in this stretch, which according to the policy, partial losses due to impairment are estimated based on an individual case-by-case analysis.

For the above mentioned, management estimates that it does not require establishing allowances for further impairment, in addition to those already constituted based on an aging analysis of these balances.

The write-offs of our doubtful clients are once all pre-trial and judicial, efforts have been made and exhausted all means of payment, with the proper demonstration of the insolvency of customers. This process of write off normally takes more than 1 year.

The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Balance at the beginning of year	(6,323,298)	(5,792,821)
Estimate of expected credit losses up 12 months	(1,846,559)	(2,375,250)
Estimate of expected credit losses longer than 12 months	(33,501)	(349,928)
Estimate for expected credit losses due to debt settlement	-	(156,112)
Impairment provision of accounts receivable	(1,880,060)	(2,881,290)
Uncollectible accounts	1,995,725	1,269,299
Add back of unused provisions	476,246	701,121
Effect of translation into presentation currency	(88,819)	380,393
Total	(5,820,206)	(6,323,298)